FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2002

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                         [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
-----------------------------------------------------
(Signature)

New York, New York
-----------------------------------------------------
(City, State)

May 14, 2002
-----------------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $98,426 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

 NON-CONFIDENTIAL                                                            FORM 13F
                                                                                                                      (SEC USE ONLY)

 QTR ENDED: 3/31/02                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                    Item 8:
       Item 1:                Item 2 :      Item 3:      Item 4:      Item 5:      Item 6:      Item 7:        Voting Authority
   Name of Issuer          Title of Class   CUSIP     Fair Market   Shares or   Investment     Managers            (Shares)
                                            Number       Value      Principal   Discretion   See Instr. V  (a)Sole (b)Shared (c)None
                                                        (X$1000)       Amount

AIR CANADA CLASS A -      COM. CL A       008911-30-7        444    200,000 SH      SOLE                                     200,000
 NON VTG
BANK UNITED CORP.         LIT.RTS CONT.   065416-11-7         45    450,800 SH      SOLE                      450,800
CHIQUITA BRANDS INTL        COM.          170032-80-9      1,735    105,168 SH      SOLE                      105,168
GENESIS HEALTH VENTURES     COM.          37183F-10-7      5,695    312,900 SH      SOLE                      312,900
GUCCI GROUP NV-NY           COM.          401566-10-4     76,227    823,900 SH      SOLE                      823,900
NEWS CORP LTD - SPONS ADR   ADR PREF      652487-80-2     14,280    595,000 SH      SOLE                      595,000
 PRF - MS

                                    Value Total:        $ 98,426
                                    Entry Total:               6